SEGMENT INFORMATION - Information about assets (Details) - Design, build-out and operation of data centers - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
SEGMENT INFORMATION
Investment in equity method investees	¥ 7,538,215	¥ 958
Total assets, excluding assets of discontinued operations	¥ 73,648,628	¥ 65,098,129